Mortgage Servicing Rights	6 Months Ended
Jun. 30, 2024
Transfers and Servicing [Abstract]
Mortgage Servicing Rights
4.
Mortgage Servicing Rights

Information related to mortgage servicing rights as of June 30, 2024 and December 31, 2023 are summarized as follows:

	6 Months Ending	Year Ending
	June 30, 2024	December 31, 2023
Book value of mortgage servicing rights beginning of period	$2,231	$8,900
Additions from sale of loans	263	527
Book value removed from sale of servicing rights	(1,158)	(5,433)
Amortized to expense	(304)	(1,763)
Book value of mortgage servicing rights end of period	$1,032	$2,231

Fair value of mortgage servicing rights	$1,942	$6,934
Principal balance of mortgage loans serviced for others not reported as assets	$552,989	$986,192
Custodial escrows of serviced loans	$6,927	$8,794